UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

October 31, 2011

Annual Repor t

Legg Mason

Western Asset

SMASh Series EC

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset SMASh Series EC Fund

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Western Asset SMASh Series EC Fund for the twelve-month reporting period ended October 31, 2011. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 25, 2011

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	1

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management. The Fund has a flexible investment strategy and invests in a variety of securities and instruments and uses a variety of investment techniques in pursuing its objective. Under normal market conditions, the Fund expects to invest primarily in any combination of U.S. dollar denominated and non-U.S. dollar denominated debt obligations (including loans and loan participations) of both U.S and non-U.S. issuers (including emerging market issuers) and in derivatives and other instruments relating to such investments. The Fund may at times invest in the securities of issuers located in only one country or in a relatively small number of countries, including in any emerging market country or countries. Currently, the Fund does not contemplate investing 25% or more of its assets in a single country or a small number of countries, except in the United States, Brazil, Egypt, Mexico, the Philippines or Russia. In purchasing debt obligations for the Fund, we may take full advantage of the entire range of maturities and durationsi, and may adjust the average maturity or duration of the Fund’s investments from time to time. The Fund may invest without limit in both investment grade (that is, Baa/BBB or above or, if unrated, of comparable quality) and below investment grade securities rated C or above or unrated securities of comparable quality. Instead of investing directly in particular securities, the Fund may gain exposure to a security, an issuer, an index or a basket of securities, or a market, by investing through the use of instruments such as derivatives.

At Western Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Given changing perceptions for the economy and a number of macro issues, the performance of the spread sectors (non-Treasuries) fluctuated during the reporting period. The spread sectors began the period on a weak note in November 2010, triggered by the European sovereign debt crisis. Most spread sectors then rallied through the end of April 2011 as expectations for the economy were generally positive. While the spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased from June through September given a host of disappointing economic data, a further escalation of the European sovereign debt crisis and the Standard & Poor’s rating downgrade of U.S. sovereign debt. However, most spread sectors then rallied in October given hopes of progress in Europe and some better-than-expected economic data.

Both short- and long-term Treasury yields fluctuated but, overall, moved lower during the reporting period. When the period began, two- and ten-year Treasury yields were 0.34% and 2.63%, respectively. Yields declined in early November, but then moved sharply higher given expectations for stronger growth in 2011 and the potential for rising inflation. Two- and ten-year Treasury yields peaked at 0.87% and 3.75%, respectively, in February 2011. Yields then declined during much of the next seven months due to disappointing economic

2	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Fund overview (cont’d)

data and several flights to quality. Two-year Treasuries hit their low for the reporting period of 0.16% on September 19, 2011. Ten-year Treasuries reached their reporting period trough of 1.72% on September 22, 2011. Yields then moved higher in October as investor risk appetite increased. When the period ended on October 31, 2011, two-year Treasury yields were 0.25% and ten-year Treasury yields were 2.17%.

All told, the Barclays Capital U.S. Aggregate Indexii returned 5.00% for the twelve-months ended October 31, 2011. Comparatively, high-yield bonds, as measured by the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexiii, returned 5.16%, and emerging market debt, as measured by the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)iv, returned 4.05% over the reporting period.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund’s portfolio during the reporting period. While the Fund maintained a significant out-of-benchmark (securities held by the Fund but not included in the benchmark) allocation to high-yield bonds, we reduced this exposure as high-yield bonds had rallied sharply and we looked to reduce the Fund’s overall risk exposure. We added to the Fund’s non-U.S. dollar exposure by increasing our long positions in the Canadian dollar and the Mexican peso. Conversely, we increased our short position in the euro. Finally, the Fund’s cash position was tactically adjusted given changing market conditions.

During the reporting period, we employed U.S. Treasury futures and Eurodollar futures to manage the Fund’s duration. The use of these instruments contributed to performance. Long and short currency contracts were used to manage currency exposure, which detracted from performance during the period.

Performance review

For the twelve months ended October 31, 2011, Legg Mason Western Asset SMASh Series EC Fund returned 4.37%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 5.00% for the same period.

Performance Snapshot as of October 31, 2011 (unaudited)
	6 months	12 months
Legg Mason Western Asset SMASh Series EC Fund	2.38%	4.37%
Barclays Capital U.S. Aggregate Index	4.98%	5.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Investors should understand that the Fund is managed within the context of a separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager.

The 30-Day SEC Yield for the period ended October 31, 2011 was 7.26%. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield would have been 6.75%. The 30-Day SEC

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	3

Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 28, 2011, the gross total annual operating expense ratio for the Fund was 0.38%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, which expires on December 31, 2013, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. However, all Fund shareholders are participating in separately managed account programs and pay fees to program sponsors for the costs and expenses of the program, including fees for investment advice and portfolio execution, some of which are used to compensate the Fund’s manager or subadviser for managing the Fund and to reimburse the Fund for all operating expenses.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its out-of-benchmark exposure to high-yield bonds. Their spreads narrowed over the period given generally solid demand from investors seeking to generate incremental yield in the low interest rate environment. An underweight to investment grade credit was rewarded during the period. Elsewhere, the Fund’s yield curvev exposure was a positive for performance. We maintained a flattening bias, as we anticipated that longer-term rates would decline more than their shorter-term counterparts. This was rewarded as the yield curve did flatten over the period. Finally, having a short position in the euro contributed to performance.

Q. What were the leading detractors from performance?

A. The largest detractor from relative performance for the period was the Fund’s non-U.S. dollar exposure. Another detractor was the Fund’s underweight to commercial mortgage-backed securities. Their spreads narrowed and the sector outperformed the benchmark over the period.

Thank you for your investment in Legg Mason Western Asset SMASh Series EC Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

November 15, 2011

RISKS: Investments in fixed-income securities are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. There is also a risk that an issuer will be unable to make principal and/or interest payments. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Foreign securities are subject to the additional risks of fluctuations in foreign exchange rates, changes in political and economic conditions, foreign taxation and differences in auditing and financial standards. These risks are magnified in emerging markets. The Fund may use derivatives, such as futures and options, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund is “non-diversified,” which may increase its vulnerability to the negative events affecting a particular issuer. Please see the Fund’s prospectus for a more

4	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Fund overview (cont’d)

complete discussion of these and other risks, and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2011 were: Sovereign Bonds (25.6%), Consumer Discretionary (18.1%), Energy (12.8%), Utilities (9.2%) and Materials (7.4%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iv

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

[v]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2011 and October 31, 2010 and does not include derivatives such as, futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

6	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2011 and held for the six months ended October 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
2.38%	$1,000.00	$1,023.80	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended October 31, 2011.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	7

Fund performance (unaudited)

Average annual total returns[1]
Twelve Months Ended 10/31/11	4.37%
Inception* through 10/31/11	7.49

Cumulative total returns[1]
Inception date of 12/27/06 through 10/31/11	41.94%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date of the Fund is December 27, 2006.

8	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Legg Mason Western Asset SMASh Series EC Fund vs. Barclays Capital U.S. Aggregate Index† — December 27, 2006 - October 2011

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager.

†	Hypothetical illustration of $10,000 invested in Legg Mason Western Asset SMASh Series EC Fund at inception on December 27, 2006, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2011. The hypothetical illustration also assumes a $10,000 investment in the Barclays Capital U.S. Aggregate Index. The Barclays Capital U.S. Aggregate index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Please note that an investor cannot invest directly in an index. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	9

Spread duration (unaudited)

Economic exposure — October 31, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset Backed Securities
BC US Aggregate	— Barclays Capital U.S. Aggregate Index
BL	— Bank Loans
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
LMWA SMASh EC	— Legg Mason Western Asset SMASh Series EC Fund

10	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Effective duration (unaudited)

Interest rate exposure — October 31, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset Backed Securities
BC US Aggregate	— Barclays Capital U.S. Aggregate Index
BL	— Bank Loans
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
LMWA SMASh EC	— Legg Mason Western Asset SMASh Series EC Fund
Non $	— Non-U.S. Dollar

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	11

Schedule of investments

October 31, 2011

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 54.2%
Consumer Discretionary — 8.4%
Automobiles — 3.0%
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	900,000	$1,136,361
Hotels, Restaurants & Leisure — 3.2%
Caesars Entertainment Operating Co. Inc., Senior Notes	10.750%	2/1/16	190,000	158,650
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	300,000	322,500
CityCenter Holdings LLC/CityCenter Finance Corp., Senior Secured Notes	7.625%	1/15/16	20,000	20,900	(a)
El Pollo Loco Inc., Secured Notes	17.000%	1/1/18	180,000	154,800	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	60,000	63,900
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	85,000	95,200
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	205,000	233,700
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	90,000	84,375	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	90,000	103,950
Total Hotels, Restaurants & Leisure				1,237,975
Media — 1.7%
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	30,000	31,500
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	35,000	27,825	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	250,000	275,625
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	150,000	160,125
UPC Holding BV, Senior Notes	9.875%	4/15/18	50,000	54,625	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	100,000	100,000	(a)
Total Media				649,700
Textiles, Apparel & Luxury Goods — 0.5%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	165,000	183,356
Total Consumer Discretionary				3,207,392
Consumer Staples — 2.6%
Beverages — 0.2%
Constellation Brands Inc., Senior Notes	8.375%	12/15/14	80,000	90,000
Food Products — 1.9%
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	600,000	700,500
Household Products — 0.2%
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	8.750%	10/15/16	85,000	89,781	(a)
Tobacco — 0.3%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	110,000	95,700
Total Consumer Staples				975,981

See Notes to Financial Statements.

12	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Schedule of investments (cont’d)

October 31, 2011

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 12.8%
Energy Equipment & Services — 4.0%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	1,150,000	$1,201,750
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	85,000	85,425	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	240,000	246,600
Total Energy Equipment & Services				1,533,775
Oil, Gas & Consumable Fuels — 8.8%
Arch Coal Inc., Senior Notes	7.000%	6/15/19	50,000	52,000	(a)
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	100,000	113,750
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	155,000	173,212
Compagnie Generale de Geophysique-Veritas, Senior Notes	6.500%	6/1/21	320,000	320,000	(a)
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	250,000	275,000
CONSOL Energy Inc., Senior Notes	6.375%	3/1/21	130,000	130,000	(a)
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	520,000	585,000
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	310,000	321,162	(b)
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	30,000	32,100
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	70,000	53,550	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	95,000	105,925
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	60,000	66,900
QEP Resources Inc., Senior Notes	6.875%	3/1/21	40,000	43,400
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	125,000	141,875
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	310,000	345,650
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	30,000	31,350
Teekay Corp., Senior Notes	8.500%	1/15/20	170,000	164,900
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	50,000	54,250
Williams Cos. Inc., Debentures	7.500%	1/15/31	245,000	299,110
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	28,000	38,227
Total Oil, Gas & Consumable Fuels				3,347,361
Total Energy				4,881,136
Financials — 4.8%
Consumer Finance — 2.2%
Ally Financial Inc., Senior Notes	8.300%	2/12/15	80,000	84,200
Ally Financial Inc., Senior Notes	8.000%	3/15/20	500,000	516,250
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	50,000	57,858
SLM Corp., Medium-Term Notes	8.000%	3/25/20	170,000	177,225
Total Consumer Finance				835,533

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	13

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 2.5%
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	770,000	$813,505
Leucadia National Corp., Senior Notes	7.125%	3/15/17	50,000	52,125
Unitymedia GmbH, Senior Secured Bonds	8.125%	12/1/17	100,000	107,000	(a)
Total Diversified Financial Services				972,630
Insurance — 0.1%
ING Capital Funding Trust III, Junior Subordinated Bonds	3.969%	12/31/11	40,000	34,041	(b)(c)
Total Financials				1,842,204
Health Care — 1.4%
Health Care Providers & Services — 1.2%
HCA Inc., Debentures	7.500%	11/15/95	10,000	8,150
HCA Inc., Notes	6.375%	1/15/15	200,000	206,500
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	113,000	128,255
US Oncology Inc.	9.125%	8/15/17	210,000	2,625	(d)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	120,000	123,300
Total Health Care Providers & Services				468,830
Pharmaceuticals — 0.2%
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	60,000	63,450	(a)
Total Health Care				532,280
Industrials — 4.9%
Airlines — 0.6%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	70,000	73,850	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	107,557	105,008
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	40,000	42,600	(a)
Total Airlines				221,458
Commercial Services & Supplies — 1.1%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	120,000	132,900
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	60,000	57,900	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	210,000	235,200	(a)
Total Commercial Services & Supplies				426,000
Road & Rail — 1.7%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	260,000	301,600
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	328,000	358,340
Total Road & Rail				659,940
Trading Companies & Distributors — 1.5%
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	540,000	549,450
Total Industrials				1,856,848

See Notes to Financial Statements.

14	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Schedule of investments (cont’d)

October 31, 2011

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 0.6%
Semiconductors & Semiconductor Equipment — 0.6%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	210,000	$228,375	(a)
Materials — 7.2%
Containers & Packaging — 0.4%
Ball Corp., Senior Notes	6.750%	9/15/20	40,000	43,300
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	7.125%	4/15/19	120,000	123,000	(a)
Total Containers & Packaging				166,300
Metals & Mining — 3.4%
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	10,000	9,750	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	20,000	21,900
Steel Dynamics Inc., Senior Notes	7.375%	11/1/12	105,000	109,069
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	625,000	665,625
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	28,000	33,371
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	40,000	46,891
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	420,000	424,200	(a)
Total Metals & Mining				1,310,806
Paper & Forest Products — 3.4%
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	310,000	233,275	(d)
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	1,000,000	1,055,000
Total Paper & Forest Products				1,288,275
Total Materials				2,765,381
Telecommunication Services — 2.3%
Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., Senior Notes	8.750%	4/15/22	53,000	56,445
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	25,000	26,156
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	65,000	68,738
Total Diversified Telecommunication Services				151,339
Wireless Telecommunication Services — 1.9%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	970,000	712,950
Total Telecommunication Services				864,289
Utilities — 9.2%
Independent Power Producers & Energy Traders — 9.2%
AES Corp., Senior Notes	7.750%	3/1/14	697,000	752,760
AES Corp., Senior Notes	7.750%	10/15/15	80,000	86,400
AES Corp., Senior Notes	8.000%	6/1/20	900,000	999,000
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	10,000	10,550	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	80,000	84,800	(a)

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	15

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Independent Power Producers & Energy Traders — continued
Dynegy Inc., Bonds	7.670%	11/8/16	100,000	$58,000
Edison Mission Energy, Senior Notes	7.750%	6/15/16	60,000	46,350
Edison Mission Energy, Senior Notes	7.625%	5/15/27	190,000	119,700
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	1,120,000	1,181,600
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	165,630	172,669
Total Utilities				3,511,829
Total Corporate Bonds & Notes (Cost — $20,300,111)				20,665,715
Asset-Backed Securities — 0.2%
Financials — 0.2%
Greenpoint Manufactured Housing, 1999-2 A2	3.091%	3/18/29	50,000	39,000	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.725%	2/20/32	25,000	18,864	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.729%	3/13/32	25,000	15,965	(b)
Total Asset-Backed Securities (Cost — $83,534)				73,829
Collateralized Senior Loans — 14.1%
Consumer Discretionary — 9.7%
Hotels, Restaurants & Leisure — 5.3%
Caesars Entertainment Operating Co. Inc., Term Loan B4	9.500%	10/31/16	987,437	1,001,632	(e)
El Pollo Loco Inc., First Lien Term Loan	9.250%	7/14/17	39,900	35,910	(e)
Wynn Las Vegas LLC, Term Loan B	3.250%	8/17/15	1,000,000	987,500	(e)
Total Hotels, Restaurants & Leisure				2,025,042
Media — 4.4%
Cengage Learning Acquisitions Inc., Term Loan	2.500%	7/3/14	987,147	851,723	(e)
Charter Communications Operating LLC, Term Loan C	3.620%	9/6/16	428,621	426,478	(e)
Univision Communications Inc.	4.496%	3/31/17	437,074	397,373	(e)
Total Media				1,675,574
Total Consumer Discretionary				3,700,616
Health Care — 2.1%
Health Care Providers & Services — 2.1%
Community Health Systems Inc., Delayed Draw Term Loan	2.569%	7/25/14	23,768	23,118	(e)
Community Health Systems Inc., Term Loan B	2.569%	7/25/14	462,797	450,143	(e)
HCA Inc., Term Loan B1	2.619%	11/18/13	319,505	315,947	(e)
Total Health Care				789,208
Industrials — 1.5%
Aerospace & Defense — 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.369%	3/26/14	132,098	98,908	(e)

See Notes to Financial Statements.

16	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Schedule of investments (cont’d)

October 31, 2011

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Industrial Conglomerates — 1.2%
Pinafore LLC, Term Loan B	4.250%	9/21/16	450,637		$450,543	(e)
Marine — 0.1%
Trico Shipping AS, Term Loan A	10.000%	5/12/14	18,202		18,293	(e)(f)
Trico Shipping AS, Term Loan B	0.000%	5/12/14	18,202		18,293	(e)(f)(j)
Total Marine					36,586
Total Industrials					586,037
Information Technology — 0.8%
IT Services — 0.8%
First Data Corp., Term Loan B2	2.995-4.245%	9/24/14	323,593		299,930	(e)
Total Collateralized Senior Loans (Cost — $5,421,363)					5,375,791
Sovereign Bonds — 25.6%
Brazil — 7.6%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	369,000	BRL	211,550
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	4,880,000	BRL	2,689,493
Total Brazil					2,901,043
India — 1.1%
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	470,000		444,150	(a)(b)
Malaysia — 2.6%
Government of Malaysia, Senior Bonds	3.835%	8/12/15	2,650,000	MYR	880,691
Government of Malaysia, Senior Bonds	4.262%	9/15/16	295,000	MYR	99,907
Total Malaysia					980,598
Mexico — 9.4%
Mexican Bonos, Bonds	8.000%	6/11/20	39,835,000	MXN	3,400,708
United Mexican States, Bonds	10.000%	12/5/24	2,000,000	MXN	197,183
Total Mexico					3,597,891
Poland — 4.9%
Republic of Poland, Bonds	5.500%	4/25/15	5,795,000	PLN	1,861,897
Total Sovereign Bonds (Cost — $10,026,941)					9,785,579

			Shares
Common Stocks — 0.4%
Industrials — 0.2%
Marine — 0.2%
DeepOcean Group Holding AS			4,873		68,222	(g)
Materials — 0.2%
Chemicals — 0.2%
Georgia Gulf Corp.			3,837		69,450	*
Total Common Stocks (Cost — $251,103)					137,672
Total Investments before Short-Term Investments (Cost — $36,083,052)					36,038,586

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	17

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 1.6%
U.S. Government Agencies — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/10/12	180,000	$179,996	(h)(i)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.030%	1/18/12	9,000	9,000	(h)(i)
Federal National Mortgage Association (FNMA), Discount Notes	0.030%	1/11/12	15,000	15,000	(h)(i)
Total U.S. Government Agencies (Cost — $203,957)				203,996
Repurchase Agreements — 1.1%
State Street Bank & Trust Co. repurchase agreement dated 10/31/11; Proceeds at maturity — $429,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 12/29/11; Market Value — $439,993) (Cost — $429,000)	0.010%	11/1/11	429,000	429,000
Total Short-Term Investments (Cost — $632,957)				632,996
Total Investments — 96.1% (Cost — $36,716,009#)				36,671,582
Other Assets in Excess of Liabilities — 3.9%				1,475,730
Total Net Assets — 100.0%				$38,147,312

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of October 31, 2011.

(e)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Illiquid security (unaudited).

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this loan is unfunded as of October 31, 2011. The interest rate for fully funded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is $36,853,091.

Abbreviations used in this schedule:
BRL	— Brazilian Real
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty

See Notes to Financial Statements.

18	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Statement of assets and liabilities

October 31, 2011

Assets:
Investments, at value (Cost — $36,716,009)	$36,671,582
Foreign currency, at value (Cost — $203,723)	185,030
Cash	791
Interest receivable	813,357
Unrealized appreciation on forward foreign currency contracts	427,296
Receivable for Fund shares sold	143,411
Receivable from broker — variation margin on open futures contracts	111,961
Receivable for securities sold	45,190
Receivable from investment manager	16,690
Prepaid expenses	11,916
Total Assets	38,427,224

Liabilities:
Unrealized depreciation on forward foreign currency contracts	133,333
Payable for Fund shares repurchased	66,602
Payable for securities purchased	18,202
Accrued expenses	61,775
Total Liabilities	279,912
Total Net Assets	$38,147,312

Net Assets:
Par value (Note 5)	$44
Paid-in capital in excess of par value	40,213,332
Overdistributed net investment income	(156,293)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(2,212,535)
Net unrealized appreciation on investments, futures contracts and foreign currencies	302,764
Total Net Assets	$38,147,312

Shares Outstanding	4,403,023

Net Asset Value	$8.66

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	19

Statement of operations

For the Year Ended October 31, 2011

Investment Income:
Interest	$2,487,659
Dividends	1,830
Less: Foreign taxes withheld	(2,609)
Total Investment Income	2,486,880

Expenses:
Audit and tax	42,525
Registration fees	26,622
Shareholder reports	26,433
Custody fees	17,921
Transfer agent fees	7,770
Legal fees	5,185
Fund accounting fees	2,937
Insurance	1,802
Trustees’ fees	557
Miscellaneous expenses	1,539
Total Expenses	133,291
Less: Fee waivers and/or expense reimbursements (Note 2)	(133,291)
Net Expenses	—
Net Investment Income	2,486,880

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	52,417
Futures contracts	332,262
Foreign currency transactions	(1,226,255)
Net Realized Loss	(841,576)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(1,060,345)
Futures contracts	51,405
Foreign currencies	990,932
Change in Net Unrealized Appreciation (Depreciation)	(18,008)
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(859,584)
Increase in Net Assets from Operations	$1,627,296

See Notes to Financial Statements.

20	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Statements of changes in net assets

For the Years Ended October 31,	2011	2010

Operations:
Net investment income	$2,486,880	$3,207,411
Net realized gain (loss)	(841,576)	3,088,264
Change in net unrealized appreciation (depreciation)	(18,008)	1,197,659
Increase in Net Assets From Operations	1,627,296	7,493,334

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,359,305)	(5,511,123)
Decrease in Net Assets From Distributions to Shareholders	(2,359,305)	(5,511,123)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	13,530,928	13,964,341
Cost of shares repurchased	(12,378,350)	(13,605,566)
Increase in Net Assets From Fund Share Transactions	1,152,578	358,775
Increase in Net Assets	420,569	2,340,986

Net Assets:
Beginning of year	37,726,743	35,385,757
End of year*	$38,147,312	$37,726,743
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(156,293)	$761,267

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	21

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2011[1]	2010[1]	2009[1]	2008	2007[2]

Net asset value, beginning of year	$ 8.87	$ 8.41	$ 6.73	$ 9.64	$ 10.00

Income (loss) from operations:
Net investment income	0.61	0.73	0.66	0.72	0.43
Net realized and unrealized gain (loss)	(0.23)	0.97	1.97	(2.86)	(0.39)
Total income (loss) from operations	0.38	1.70	2.63	(2.14)	0.04

Less distributions from:
Net investment income	(0.59)	(1.24)	(0.94)	(0.73)	(0.40)
Net realized gains	—	—	(0.01)	(0.04)	—
Total distributions	(0.59)	(1.24)	(0.95)	(0.77)	(0.40)

Net asset value, end of year	$8.66	$8.87	$8.41	$6.73	$9.64
Total return[3]	4.37%	22.08%	45.73%	(23.89)%	0.43%

Net assets, end of year (000s)	$38,147	$37,727	$35,386	$31,481	$13,487

Ratios to average net assets:
Gross expenses[4]	0.38%	0.37%	0.57%[5]	0.66%[5]	5.51%[5,6]
Net expenses[7,8,9]	0.00	0.00	0.00	0.00	0.00 [6]
Net investment income	7.05	8.56	9.67	8.63	6.65 [6]

Portfolio turnover rate	47%	50%	52%	21%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 27, 2006 (inception date) to October 31, 2007.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbusement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[5]	Includes the Fund’s share of SMASh Series EC Portfolio’s allocated expenses prior to April 18, 2009.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

22	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value,

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	23

creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$20,665,715	—	$20,665,715
Asset-backed securities	—	73,829	—	73,829
Collateralized senior loans	—	5,375,791	—	5,375,791
Sovereign bonds	—	9,785,579	—	9,785,579
Common stocks	$69,450	—	$68,222	137,672
Total long-term investments	$69,450	$35,900,914	$68,222	$36,038,586
Short-term investments†	—	632,996	—	632,996
Total investments	$69,450	$36,533,910	$68,222	$36,671,582
Other financial instruments:
Futures contracts	83,294	—	—	83,294
Forward foreign currency contracts	—	427,296	—	427,296
Total other financial instruments	$83,294	$427,296	—	$510,590
Total	$152,744	$36,961,206	$68,222	$37,182,172

24	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Notes to financial statements (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$133,333	—	$133,333

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes		Common Stocks	Total
Balance as of October 31, 2010	$9		—	$9
Accrued premiums/discounts	578		—	578
Realized gain (loss)[1]	(73,155)		—	(73,155)
Change in unrealized appreciation (depreciation)[2]	72,568		$(45,691)	26,877
Net purchases (sales)	0	*	113,913	113,913
Transfers into Level 3	—		—	—
Transfers out of Level 3	—		—	—
Balance as of October 31, 2011	—		$68,222	$68,222
Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2011[2]	—		$(45,691)	$(45,691)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	25

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

26	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Notes to financial statements (cont’d)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	27

and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral,

28	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Notes to financial statements (cont’d)

events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of October 31, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $133,333. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	29

These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Overdistributed Net Investment Income	Accumulated Net Realized Loss
(a)	$(1,045,135)	$1,045,135

(a)

Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes and differences between book and tax amortization of premium on fixed income securities.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The investment manager and subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadvisers will be compensated directly or indirectly by the separately managed account program sponsors. If the investment management fee was charged to the Fund, a net fee to LMPFA of 0.078% of the Fund’s average daily net assets could have been imputed. This imputed rate excludes any fees that could have been paid directly or indirectly to the subadvisers. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2013, without the Board of Trustees’ consent.

During the year ended October 31, 2011, expenses reimbursed amounted to $133,291.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended October 31, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$18,563,825	$1,018,329
Sales	13,929,427	1,158,755

30	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Notes to financial statements (cont’d)

At October 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,265,016
Gross unrealized depreciation	(1,446,525)
Net unrealized depreciation	$(181,509)

At October 31, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. treasury 5-year notes	36	12/11	$4,405,336	$4,413,938	$8,602
U.S. treasury ultra long-term bonds	35	12/11	5,285,512	5,333,125	47,613
					56,215
Contracts to Sell:
U.S. treasury 10-year notes	38	12/11	$4,931,454	$4,904,375	27,079
Net unrealized gain on open futures contracts					$83,294

At October 31, 2011, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
British Pound	JPMorgan Chase Bank	98,779	$158,804	11/16/11	$(1,378)
British Pound	UBS AG London	181,000	290,989	11/16/11	(1,011)
Canadian Dollar	Citibank N.A.	3,900,000	3,911,382	11/16/11	(28,728)
Euro	Citibank N.A.	879,861	1,217,292	11/16/11	(47,759)
Euro	Citibank N.A.	800,000	1,106,803	11/16/11	(46,751)
Euro	Citibank N.A.	200,000	276,701	11/16/11	(7,706)
					(133,333)
Contracts to Sell:
British Pound	Credit Suisse London	185,001	$297,422	11/16/11	4,648
Euro	Citibank N.A.	800,000	1,106,803	11/16/11	43,372
Euro	Citibank N.A.	1,040,000	1,438,844	11/16/11	32,985
Euro	Citibank N.A.	5,182,740	7,170,342	11/16/11	210,269
Euro	Credit Suisse London	295,013	408,152	11/16/11	12,419
Euro	Morgan Stanley & Co.	2,500,000	3,458,760	11/16/11	86,690
Euro	UBS AG London	740,963	1,025,125	11/16/11	20,914
Japanese Yen	Goldman Sachs International	156,321,400	2,000,011	11/16/11	15,999
					$427,296
Net unrealized gain on open forward foreign currency contracts					$293,963

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	31

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2011.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$83,294	—	$83,294
Forward foreign currency contracts	—	$427,296	427,296
Total	$83,294	$427,296	$510,590

LIABILITY DERIVATIVES[1]
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$133,333

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$332,262	—	$332,262
Forward foreign currency contracts	—	$(1,390,712)	(1,390,712)
Total	$332,262	$(1,390,712)	$(1,058,450)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$51,405	—	$51,405
Forward foreign currency contracts	—	$1,022,601	1,022,601
Total	$51,405	$1,022,601	$1,074,006

During the year ended October 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$19,622,040
Futures contracts (to sell)	1,834,410
Forward foreign currency contracts (to buy)	7,170,631
Forward foreign currency contracts (to sell)	15,631,170

32	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Notes to financial statements (cont’d)

5. Shares of beneficial interest

At October 31, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Year Ended October 31, 2011	Year Ended October 31, 2010
Shares sold	1,567,031	1,646,289
Shares repurchased	(1,418,365)	(1,601,912)
Net increase	148,666	44,377

6. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Record Date	Payable Date	Distribution
11/15/2011	11/16/2011	$0.026605
12/14/2011	12/15/2011	$0.110371

The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2011	2010
Distributions Paid From:
Ordinary income	$2,359,305	$5,511,123

As of October 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net	$146,534
Capital loss carryforward*	(1,992,159)
Other book/tax temporary differences(a)	(386,121)
Unrealized appreciation (depreciation)(b)	165,682
Total accumulated earnings (losses) — net	$(2,066,064)

*	During the taxable year ended October 31, 2011, the Fund utilized $ 349,036 of its capital loss carryforward available from prior years. As of October 31, 2011, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
10/31/2017	$(1,992,159)

This amount will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(a)

Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain futures and foreign currency contracts and interest accrued for tax purposes on defaulted securities.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax amortization methods for premiums on fixed income securities.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	33

7. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was

34	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Notes to financial statements (cont’d)

dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

8. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending October 31, 2012.

9. Recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-03, Transfers and Servicing (Topic 860) — Reconsideration of Effective Control for Repurchase Agreements (“ASU No. 2011-03”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU No. 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU No. 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-03 will have on the Fund’s financial statements and related disclosures.

Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report	35

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

36	Legg Mason Western Asset SMASh Series EC Fund 2011 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Legg Mason Western Asset SMASh Series EC Fund, a series of Legg Mason Partners Institutional Trust, including the schedule of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Western Asset SMASh Series EC Fund as of October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 16, 2011

Legg Mason Western Asset SMASh Series EC Fund	37

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Western Asset SMASh Series EC Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)
A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

38	Legg Mason Western Asset SMASh Series EC Fund

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None
Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)
Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None

Legg Mason Western Asset SMASh Series EC Fund	39

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None
Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

40	Legg Mason Western Asset SMASh Series EC Fund

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:
R. Jay Gerken[3]
Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 160 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (prior to 2005)
Number of funds in fund complex overseen by Trustee	160
Other board memberships held by Trustee during past five years	Former Trustee, Consulting Group Capital Markets Funds (11 funds) (prior to 2006)
Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Legg Mason Western Asset SMASh Series EC Fund	41

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Assistant Vice President and Senior Compliance Officer Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)
Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)
Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM and CFM (since 2002)

42	Legg Mason Western Asset SMASh Series EC Fund

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years

Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

James Crowley Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years

Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Vice President and Controller within the Global Oversight group for certain mutual funds associated with Legg Mason & Co. or its affiliates (2010-2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (2006 to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Legg Mason Western Asset

SMASh Series EC Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset SMASh Series EC Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Legg Mason Western Asset SMASh Series EC Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset SMASh Series EC Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

AMXX010550 12/11 SR11-1534

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to
Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2010 and October 31, 2011 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $102,600 in 2010 and $104,500 in 2011.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2010 and $0 in 2011. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Institutional Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional $8,250 in 2010 and $8,250 in 2011. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2010 and 2011; Tax Fees were 100% and 100% for 2010 and 2011; and Other Fees were 100% and 100% for 2010 and 2011.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2011.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	December 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	December 23, 2011

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Institutional Trust

Date:	December 23, 2011